Expenses by Nature - Detailed Information about Expenses by Nature (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense By Nature [Line Items]
Export withholdings	$ 251	$ 206	$ 134
Research and development expense	27	19	22
Expense relating to short term lease	63	40	59
Expense relating to lease underlying asset	104	58	76
Turnover tax	$ 567	450	322
AESA and OPESSA [Member]
Expense By Nature [Line Items]
Work and Production Assistance Program received in benefit			$ 18
OPESSA [member]
Expense By Nature [Line Items]
Productive Recovery Program II ("REPRO II") in benefit		$ 18